UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03630 )

Exact name of registrant as specified in charter: Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/05 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
IF COP -- Inverse Floating Rate Certificate of Participation
MBIA -- MBIA Insurance Company
TRAN -- Tax Revenue Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating (RAT)	Principal amount	Value

California (94.2%)

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, MBIA, 5 1/4s, 10/1/21	Aaa	$9,500,000	$10,191,980
Anaheim, COP, MBIA, 6.2s, 7/16/23	Aaa	32,000,000	34,057,920
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.), MBIA
5 1/4s, 10/1/23	Aaa	8,675,000	9,341,500
5 1/4s, 10/1/22	Aaa	6,700,000	7,230,037
5s, 10/1/29	Aaa	6,945,000	7,264,678
Brentwood, Infrastructure Fin. Auth. Rev. Bonds
5 7/8s, 9/2/34	BB-/P	2,000,000	2,060,580
5 3/4s, 9/2/24	BB-/P	1,350,000	1,390,811
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	Aaa	3,390,000	3,528,278
CA G.O. Bonds, 5s, 5/1/22	A	9,435,000	9,929,866
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	6,000,000	6,212,520
CA Edl. Fac. Auth. Rev. Bonds
(Stanford U.), Ser. Q, 5 1/4s, 12/1/32	Aaa	22,360,000	23,673,650
(U. of Southern CA), Ser. C, 5 1/8s, 10/1/28 (Prerefunded)	Aa1	20,000,000	20,851,800
(CA Institute of Technology), Ser. A, 5s, 10/1/32	Aaa	2,000,000	2,094,220
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,527,525
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,283,750
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,080,000	2,060,947
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s, 8/15/24	Aaa	6,390,000	6,711,289
Ser. B, AMBAC, 5s, 7/1/21	Aaa	3,500,000	3,538,815
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A3	1,650,000	1,766,606
Ser. 5, MBIA, 5s, 7/1/14	Aaa	6,400,000	6,469,952
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. C, FGIC
3.6s, 8/1/12	Aaa	3,340,000	3,332,184
3.6s, 2/1/12	Aaa	2,030,000	2,025,575
CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Bay Area Toll Bridges)
AMBAC, 5s, 7/1/33	Aaa	12,000,000	12,540,720
Ser. A, FGIC, 5s, 7/1/29	Aaa	5,000,000	5,233,450
CA Poll. Control Fin. Auth. Mandatory Put Bonds
2s, 3/1/06	A3	6,500,000	6,479,135
2s, 3/1/06	A3	6,000,000	5,980,740
CA State G.O. Bonds
FGIC, 8s, 11/1/07	AAA	10,200,000	10,792,722
AMBAC, 5 1/2s, 4/1/11	Aaa	16,545,000	18,181,962
5 1/4s, 12/1/24	BBB	12,135,000	12,922,926
5 1/4s, 12/1/23	A	10,000,000	10,671,100
5 1/4s, 2/1/20	A	10,000,000	11,017,100
MBIA, 5 1/8s, 2/1/27	AAA	5,000,000	5,282,150
MBIA, 5 1/8s, 2/1/26	AAA	5,000,000	5,292,650
5 1/8s, 4/1/24	Baa1	6,000,000	6,331,440
5 1/8s, 4/1/23	Baa1	2,000,000	2,114,740
5.1s, 2/1/34	A3	5,500,000	5,601,420
5s, 5/1/24	A	24,090,000	25,240,538
CA State Dept. of Wtr. Resources Rev. Bonds
(Center Valley), Ser. J-2, 7s, 12/1/12	Aa2	15,840,000	18,935,136
(Central Valley), Ser. J-2, 7s, 12/1/12 (Prerefunded)	Aa2	7,350,000	8,895,558
(Central Valley), Ser. J-2, 7s, 12/1/11	Aa2	18,395,000	21,566,666
(Central Valley), Ser. J-2, 7s, 12/1/11 (Prerefunded)	Aa2	6,815,000	8,097,310
Ser. A, AMBAC, 5 1/2s, 5/1/16	Aaa	8,500,000	9,519,405
Ser. A, AMBAC, 5 1/2s, 5/1/15	Aaa	100,000,000	110,792,000
Ser. A, AMBAC, 5 1/2s, 5/1/14	Aaa	26,000,000	28,930,460
Ser. A, 5 1/4s, 5/1/20	A2	4,000,000	4,411,480
Ser. W, FSA, 5 1/8s, 12/1/29	Aaa	5,000,000	5,223,550
Ser. A, 5 1/8s, 5/1/19	A2	25,000,000	27,396,250
Ser. A, 5 1/8s, 5/1/18	A2	20,000,000	21,917,000
Ser. O, MBIA, 4 3/4s, 12/1/29	Aaa	23,000,000	23,071,760
CA State Econ. Recvy. G.O. Bonds, Ser. A
5s, 7/1/17	Aa3	7,000,000	7,416,150
5s, 7/1/16	Aa3	4,000,000	4,248,000
CA State Econ. Recvy. VRDN
Ser. C-6, 3 3/4s, 7/1/23	VMIG1	25,000,000	25,000,000
Ser. C-9, 3.65s, 7/1/23	VMIG1	17,875,000	17,875,000
Ser. C-10, 3.52s, 7/1/23	VMIG1	24,575,000	24,575,000
Ser. C-16, FSA, 3.45s, 7/1/23	VMIG1	4,800,000	4,800,000
CA State Pub. Wks. Board Rev. Bonds (Dept. of Gen. Svcs. Butterfield), Ser. ST-A

5 1/4s, 6/1/25	A-	2,500,000	2,654,200
5s, 6/1/23	A-	2,900,000	3,034,995
5s, 6/1/11	A-	2,000,000	2,118,220
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	Aaa	28,000,000	33,366,200
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	Aaa	33,500,000	36,204,790
CA State U. Foundation Rev. Bonds (Sacramento Auxiliary), Ser. A, MBIA, 5 1/2s, 10/1/37 (Prerefunded)	Aaa	1,340,000	1,499,567
CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.), Ser. A-4, 5 1/4s, 5/15/25	Baa2	12,500,000	12,960,625
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB-	15,300,000	15,406,182
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (Kaiser Permanente)
Ser. B, 3.9s, 7/1/14	A+	5,000,000	4,850,000
Ser. C, 3.85s, 6/1/12	A+	3,250,000	3,226,210
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds
(Archstone Communities), 5.3s, 6/1/29	Baa1	6,000,000	6,117,600
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	5,000,000	5,145,750
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/22	A+	7,020,000	7,399,571
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	960,000	1,015,738
(Huntington Memorial Hosp.), 5s, 7/1/20	A+	4,820,000	5,099,849
(Thomas Jefferson School of Law), Ser. A, 4 7/8s, 10/1/35	BBB-	800,000	789,424
CA Statewide Cmnty. Dev. Auth. Special Tax FRB (Hsg. Equity Res. - C), 5.2s, 12/1/29	A-	4,000,000	4,176,080
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,377,984
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,668,093
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,690,000	628,004
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	11,000,000	11,398,310
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	3,655,000	3,791,258
CA Tobacco Securitization Agcy. Rev. Bonds
(Gold Cnty. Funding Corp.), 5 3/4s, 6/1/27	Baa3	945,000	984,444
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30	Baa3	5,000,000	5,508,900
Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (Ladera), Ser. 98-2, 5 3/4s, 9/1/29
(Prerefunded)	BBB/P	8,000,000	8,796,720
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty. Hosp. of Central CA), 6s, 2/1/30	Baa2	10,800,000	11,265,156
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A, MBIA
5s, 8/1/26	Aaa	5,215,000	5,489,570
5s, 8/1/25	Aaa	3,000,000	3,162,360
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC, 5 3/4s, 8/1/22	Aaa	32,000,000	32,388,160
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	A1	5,000,000	5,089,650
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BB+/P	3,750,000	3,984,038
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BB+/P	2,000,000	2,121,160
(Cmnty. Fac. Dist. No. 97-3), 6.05s, 9/1/29 (Prerefunded)	BB+/P	4,420,000	4,905,449
(No 07-I Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB-/P	2,600,000	2,728,258
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %, 8/1/21	BBB	66,780,000	27,142,731
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, MBIA, zero %, 9/1/17	Aaa	35,000,000	16,817,850
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (F)(NON)	D/P	10,000,000	28,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,200,000	19,365,888
Duarte, COP, Ser. A
5 1/4s, 4/1/31	Baa1	15,200,000	15,400,032
5 1/4s, 4/1/24	Baa2	7,500,000	7,718,475
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17	Aaa	10,725,000	12,502,883
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s, 9/1/28	BB/P	1,150,000	1,190,940
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	19,354,540
MBIA, 5 3/8s, 1/15/14	Aaa	5,000,000	5,414,350
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds (Sr. Lien), Ser. A, U.S. Govt. Coll.
6 1/2s, 1/1/32 (Prerefunded)	Aaa	34,150,000	35,255,094
6s, 1/1/34 (Prerefunded)	Aaa	38,875,000	39,945,229
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42	BBB	6,075,000	7,287,266
Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	14,000,000	15,242,780
Ser. B, 5 1/2s, 6/1/33 (Prerefunded)	AAA	36,000,000	39,965,760
Ser. A, 5s, 6/1/45	A3	6,750,000	6,800,085
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB-/P	2,845,000	2,924,432
5.8s, 9/1/23	BB-/P	1,000,000	1,030,280
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt. Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	1,020,340
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BB+/P	5,000,000	5,127,900
(Assmt. Dist. No. 00-18-GRP 3), 5.55s, 9/2/26	BB+/P	1,825,000	1,880,444
Kern, Cmnty. College Dist. G.O. Bonds (Safety Repair & Impt.), Ser. A, FGIC, 5s, 11/1/19	AAA	3,085,000	3,374,805
Kern, High School Dist. G.O. Bonds, Ser. A, MBIA
6 1/2s, 8/1/15	Aaa	3,225,000	3,662,536
6 1/2s, 2/1/15	Aaa	3,240,000	3,679,571
6 1/2s, 8/1/14	Aaa	3,825,000	4,343,938
6 1/2s, 2/1/14	Aaa	3,840,000	4,360,973
6.4s, 8/1/13	Aaa	3,435,000	3,897,969
6.4s, 2/1/13	Aaa	3,455,000	3,920,665
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1), AMBAC, 5s, 9/1/21	Aaa	1,950,000	2,047,208
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, Ser. C, 6.7s, 10/1/33	BBB/P	13,885,000	15,012,323
Lodi, Unified School Dist. G.O. Bonds (Election of 2002), FSA
5s, 8/1/27	AAA	3,555,000	3,728,342
5s, 8/1/26	AAA	3,975,000	4,176,692
5s, 8/1/25	AAA	3,725,000	3,918,924
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, FSA, 5s, 12/1/27	Aaa	16,000,000	16,724,320
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18	AAA	22,995,000	28,487,356
Los Angeles, Pension Auth. COP, Ser. A, MBIA, 6.9s, 6/30/08	Aaa	26,235,000	28,510,624
Los Angeles, Sanitation Equip. Rev. Bonds, Ser. A, AMBAC
5s, 2/1/20	Aaa	4,725,000	5,017,950
5s, 2/1/19	Aaa	4,500,000	4,794,930
Los Angeles, Unified School Dist. G.O. Bonds
MBIA, 5 3/4s, 7/1/15	Aaa	6,880,000	7,946,331
Ser. A, MBIA, 5 1/2s, 7/1/15	Aaa	5,000,000	5,629,200
Ser. E, MBIA, 5 1/8s, 1/1/27	Aaa	6,830,000	7,245,264

Ser. A, MBIA, 5s, 1/1/28	AA-	7,000,000	7,338,310
Los Angeles, Wtr. & Pwr. Rev. Bonds, Ser. B, FSA, 5s, 7/1/35	Aaa	5,000,000	5,225,300
Metro. Wtr. Dist. VRDN (Southern CA Wtr. Works), 2.048s, 8/10/18	Aa2	18,600,000	18,600,000
Metropolitan Wtr. Dist. IFB (Southern CA Waterworks), 9.139s, 8/10/18	Aa2	20,000,000	26,138,400
Metropolitan Wtr. Dist. Rev. Bonds, Ser. A, 5s, 7/1/26 (Prerefunded)	Aa2	7,180,000	7,497,356
Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC, 5s, 12/1/13	Aaa	10,000,000	10,242,200
Mountain View-Whisman, School Dist. G.O. Bonds (Election of 1998), Ser. D, MBIA, 5 3/8s, 6/1/22	AAA	1,000,000	1,093,040
North Natomas, Cmnty. Fac. Dist. Special Tax Rev. Bonds, Ser. B, 6 3/8s, 9/1/31	BBB/P	6,260,000	6,512,403
Northridge, Wtr. Dist. COP (1993 & 2001), AMBAC, 5 1/4s, 2/1/22 (Prerefunded)	AAA	1,800,000	1,969,956
Oakland, Bldg. Auth. Rev. Bonds, AMBAC
5 1/2s, 4/1/13	Aaa	6,540,000	6,925,991
5 1/2s, 4/1/12	Aaa	6,295,000	6,666,531
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	AAA	3,690,000	3,881,880
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/23	BBB/P	1,800,000	1,930,428
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/20	BBB/P	1,290,000	1,383,473
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32	BBB/P	2,400,000	2,682,504
(No 03-1 Ladera Ranch), Ser. A, 5 5/8s, 8/15/34	AAA	2,750,000	2,848,725
(No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,824,160
(No 03-1 Ladera Ranch), Ser. A, 5 1/2s, 8/15/23	AAA	1,000,000	1,037,040
Orange Cnty., Trans. Auth. Toll Rd. VRDN (Express Lanes), Ser. B-1, 3 1/2s, 12/15/30	VMIG1	12,900,000	12,900,000
Orange Cnty., Wtr. Dist. COP, Ser. B, MBIA, 5s, 8/15/28	Aaa	10,000,000	10,351,300
Paramount, Redev. Agcy. Tax Alloc. (Area No. 1), MBIA, 5s, 8/1/20	Aaa	2,470,000	2,615,038
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	Aaa	24,855,000	26,985,571
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	2,500,000	2,660,625
Poway, Unified School Dist. Cmnty. Facs. Special Tax Bonds
(Dist. No. 6 Impt. Area B), 5s, 9/1/25	BB/P	1,120,000	1,114,378
(Dist. No. 6-4 S Ranch), 5s, 9/1/25	A3	1,560,000	1,552,169
(Dist. No. 6 Impt. Area B), 5s, 9/1/24	BB/P	1,025,000	1,021,238
(Dist. No. 6-4 S Ranch), 5s, 9/1/24	AAA	1,420,000	1,419,901
(Dist. No. 6 Impt. Area B), 5s, 9/1/23	BB/P	935,000	933,850
(Dist. No. 6-4 S Ranch), 5s, 9/1/23	AAA	620,000	620,899
(Dist. No. 6 Impt. Area B), 5s, 9/1/22	BB/P	775,000	778,488
(Dist. No. 6-4 S Ranch), 5s, 9/1/22	BB/P	1,030,000	1,033,852
(Dist. No. 6 Impt. Area B), 5s, 9/1/21	BB/P	600,000	604,536
(Dist. No. 6-4 S Ranch), 5s, 9/1/21	BB/P	1,000,000	1,006,790
Rancho Cucamonga, Redev. Agcy. (Rancho Redev. Project), MBIA, 5 1/8s, 9/1/30	Aaa	9,000,000	9,336,690
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22	Aaa	20,800,000	24,652,368
Rio Hondo, Cmnty. College Dist. G.O. Bonds, Ser. A, MBIA
5 1/4s, 8/1/19	Aaa	2,395,000	2,672,964
5 1/4s, 8/1/18	Aaa	2,300,000	2,566,938
5 1/4s, 8/1/17	AAA/P	2,185,000	2,438,591
5 1/4s, 8/1/16	AAA/P	2,020,000	2,254,441
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	4,415,070
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A, XLCA, 5s, 10/1/32	Aaa	9,260,000	9,597,620
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. 1)
6s, 9/1/33	BB/P	1,750,000	1,835,803
5 3/4s, 9/1/23 (Prerefunded)	BB+/P	11,200,000	11,859,568
Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 4-A, 6s, 9/1/28	BB+/P	1,500,000	1,587,405
5.7s, 9/1/23	BBB/P	4,905,000	5,010,899
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10	Aaa	12,000,000	13,111,920
Ser. K, AMBAC, 5 1/4s, 7/1/24	Aaa	11,500,000	13,041,805
San Diego Cnty., COP
(Burnham Institute), 6 1/4s, 9/1/29	Baa3	4,000,000	4,224,280
AMBAC, 5 1/4s, 9/1/06	AAA/P	15,800,000	16,015,038
(Edgemoor), AMBAC, 5s, 2/1/28	Aaa	2,300,000	2,402,235
San Diego Cnty., Wtr. Auth. COP
(Stars & Cars), Ser. B, MBIA, 6.3s, 4/8/21	Aaa	40,000,000	41,179,600
(Stars & Cars), Ser. B, MBIA, 6.3s, 4/21/11	Aaa	56,700,000	63,217,098
Ser. A, FSA, 5s, 5/1/30	Aaa	5,000,000	5,238,800
Ser. A, FSA, 5s, 5/1/27	Aaa	10,000,000	10,501,000
San Diego, Assn. of Bay Area Governments Fin. Auth. For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	7,400,000	8,065,778
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, FGIC, 5s, 5/15/25	Aaa	15,350,000	15,478,019
San Diego, Redev.Agcy. Tax Alloc. (Centre City), Ser. A, XLCA, 5s, 9/1/22	Aaa	4,665,000	4,912,478
San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. F, FSA, 5s, 7/1/29	Aaa	14,320,000	15,016,238
San Diego, Wtr. Util. Rev. Bonds, FGIC, 4 3/4s, 8/1/28	Aaa	20,500,000	20,612,545
San Dieguito, Pub. Facs. Auth. Rev. Bonds, AMBAC, 5s, 8/1/24	Aaa	2,800,000	2,894,836
San Francisco, City & Cnty. Redev. Fin. Auth. Rev. Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	Aaa	7,225,000	7,863,907
San Francisco, State Bldg. Auth. Lease Rev. Bonds (San Francisco Civic Ctr. Complex), Ser. A, AMBAC, 5
1/4s, 12/1/21	Aaa	10,000,000	10,382,900
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A
5s, 1/1/33	Baa3	34,125,000	32,243,348
MBIA, zero %, 1/15/32	Aaa	25,000,000	6,931,250
MBIA, zero %, 1/15/23	Aaa	21,625,000	9,820,345
San Jose, Redev. Agcy. Tax Alloc. (Merged Area Redev.), FGIC, 5s, 8/1/27	Aaa	15,395,000	16,044,361
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	3,126,271
5.8s, 9/1/18	Baa3	1,635,000	1,715,050
5 1/2s, 9/1/10	Baa3	1,740,000	1,817,117
Santa Barbara Cnty., COP, AMBAC, 5s, 10/1/27	Aaa	4,590,000	4,802,379
Santa Monica, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A, MBIA, 5s, 5/1/23	Aaa	2,000,000	2,123,840
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BB+/P	12,690,000	12,890,375
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BB+/P	500,000	505,815
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BB+/P	500,000	505,825
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, XLCA, 5 1/8s, 12/1/35	AAA	5,000,000	5,212,100
Sierra View, Hlth. Care Dist. Rev. Bonds, 5.4s, 7/1/22	BBB+	8,025,000	8,314,943
Southern CA Pub. Pwr. Auth. Rev. Bonds (Southern Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	Aaa	3,750,000	4,051,125
Stockton, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Mello Roos-Weston Ranch), Ser. A, 5.8s, 9/1/14	Baa1	3,000,000	3,087,870
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events Ctr.), FGIC, 5s, 9/1/28	Aaa	1,500,000	1,557,765
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	BB-/P	6,025,000	6,545,620

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,461,750
zero %, 9/1/14	B/P	4,760,000	2,590,582
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. A, 5 5/8s, 6/1/43	BBB	5,000,000	5,125,200
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A, 5 1/2s, 6/1/31	A1	2,000,000	2,088,640
Torrance, Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s, 6/1/22	A1	1,000,000	1,113,150
Tustin, Unified School Dist. Bonds (Cmnty. Fac. Dist. No. 97-1), U.S. Govt. Coll., 6 3/8s, 9/1/35 (Prerefunded)	AAA	4,000,000	4,396,360
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P	10,000,000	10,466,498
7s, 2/1/17	BBB-/P	4,000,000	4,187,400
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/29	Aaa	16,200,000	16,837,632

			2,063,491,513

Puerto Rico (4.7%)

Children's Trust Fund Tobacco Settlement Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	10,000,000	10,194,398
Cmnwlth. of PR, G.O. Bonds, FSA, 6 1/2s, 7/1/12	Aaa	11,110,000	12,931,707
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	BBB+	5,515,000	6,133,507
Ser. E, FSA, 5 1/2s, 7/1/23	Aaa	9,000,000	10,463,490
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A, FSA
5 1/4s, 8/1/20	Aaa	2,000,000	2,169,620
5 1/4s, 8/1/18	Aaa	3,000,000	3,259,890
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	16,103,140
PR Infrastructure Fin. Auth. Special Rev. Bonds, Ser. A, U.S. Govt. Coll., 5 1/2s, 10/1/40	Aaa	30,000,000	32,401,200
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa	10,000,000	10,106,800

			103,763,752

TOTAL INVESTMENTS

Total investments (cost $2,024,526,908) (b)			$2,167,255,265

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. dated September 19, 2005 to receive quarterly the notional amount multiplied by 3.693% and pay quarterly the notional amount multiplied by the U.S.
Bond Market Association Municipal Swap Index.	$45,000,000	3/21/16	$355,923

Agreement with UBS AG dated November 10, 2005 to pay quarterly the notional amount multiplied by
3.99% and receive quarterly the notional amount multiplied by the US Bond Market Association
Municipal Swap Index.	15,000,000	5/11/16	(228,352)

Total			$127,571

NOTES

(a) Percentages indicated are based on net assets of $2,190,765,333.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $2,025,647,133, resulting in gross unrealized appreciation and depreciation of $143,919,585 and $2,311,453, respectively, or net unrealized appreciation of $141,608,132.

(NON) Non-income-producing security.

(F) Security is valued at fair value following procedures approved by the Trustees.

The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at December 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Inverse Floating Rate Bonds (IFB) and IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2005

The fund had the following industry group concentrations greater than 10% at December 31, 2005 (as a percentage of net assets):

Utilities	31.6%
Transportation	10.7

The fund had the following insurance concentrations greater than 10% at December 31, 2005 (as a percentage of net assets):

MBIA	18.3%
AMBAC	18.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006